ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of provision
Accrued warranty-beginning of year	¥ 59,195,896	¥ 59,951,866	¥ 48,872,284
Accrual for warranties issued during the year	35,181,557	35,197,541	40,271,444
Warranty claims paid	(22,554,689)	(18,590,107)	(22,132,194)
Pre-existing warranty expired	(24,034,642)	(17,363,404)	(7,059,668)
Accrued warranty-end of year	¥ 47,788,122	¥ 59,195,896	¥ 59,951,866